LEASES - Supplemental Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases
Cash amounts paid to settle lease liabilities, operating cash flow used for operating leases	$ 11,571	$ 12,038
Right-of-use assets obtained/(terminated) in exchange for lease obligations, operating leases	$ 10,030	$ (1,306)